Personnel Expenses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Remuneration	$ 254,886	$ 244,919	$ 235,765
Bonuses and incentives	71,028	62,675	42,465
Variable Compensation	37,281	36,901	36,471
Lunch and health benefits	27,618	26,698	26,836
Gratifications	27,889	26,275	25,402
Staff severance indemnities	35,100	19,941	21,241
Training expenses	3,626	3,909	3,555
Other personnel expenses	18,171	19,312	17,596
Total	$ 475,599	$ 440,630	$ 409,331